UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks

Auto Components — 0.4%
Delphi Automotive Plc		15,029	$510,822

Diversified Financial Services — 0.8%
Kcad Holdings I Ltd.		128,137,634	962,826

Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (a)		15,600	104,364

Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)(b)(c)		35,081	4,561

Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		251	5
HMH Holdings/EduMedia (a)		9,409	188,176

			188,181

Total Common Stocks – 1.4%			1,770,754

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	100	107,250
7.13%, 3/15/21		125	135,156
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		398	433,820
Spirit Aerosystems, Inc., 7.50%, 10/01/17		147	157,290

			833,516

Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		267	268,530
Series 2, 12.38%, 8/16/15		270	271,761

			540,291

Airlines — 1.3%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		309	315,489
Continental Airlines, Inc. Pass-Through Trust, Series 2010-1, Class B, 6.00%, 7/12/20		178	181,570
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 7/02/24		273	300,214
Series 2009-1, Class B, 9.75%, 6/17/18		93	104,551
		Par (000)	Value
Corporate Bonds

Airlines (concluded)
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	254	$263,913
Series 2012-1, Class B, 5.90%, 10/01/24 (d)		250	250,000
Series 2012-1, Class C, 9.13%, 10/01/15		200	208,000

			1,623,737

Auto Components — 1.8%
Dana Holding Corp., 6.75%, 2/15/21		200	214,000
Delphi Corp., 6.13%, 5/15/21		80	88,400
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,604,375
IDQ Holdings, Inc., 11.50%, 4/01/17 (e)		155	167,400
Titan International, Inc., 7.88%, 10/01/17		190	199,975

			2,274,150

Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	100	143,061
7.13%, 8/15/18 (e)		114	163,089

			306,150

Building Products — 0.9%
Building Materials Corp. of America (e):
7.00%, 2/15/20	USD	250	272,500
6.75%, 5/01/21		350	383,250
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (e)		155	153,838
USG Corp., 9.75%, 1/15/18		270	301,050

			1,110,638

Capital Markets — 1.1%
E*Trade Financial Corp.:
12.50%, 11/30/17		485	545,795
Series A, 1.74%, 8/31/19 (f)(g)		295	262,550
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (e)		300	351,311
Nuveen Investments, Inc., 9.13%, 10/15/17 (e)		209	207,433

			1,367,089

Chemicals — 3.5%
Celanese US Holdings LLC, 5.88%, 6/15/21		810	905,175
Hexion US Finance Corp., 6.63%, 4/15/20		24	23,940
Huntsman International LLC, 8.63%, 3/15/21		80	90,600

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Chemicals (concluded)
INEOS Finance Plc, 7.50%, 5/01/20 (e)	USD	195	$201,337
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	148	208,278
Kraton Polymers LLC, 6.75%, 3/01/19	USD	55	56,788
LyondellBasell Industries NV, 5.75%, 4/15/24		1,210	1,452,000
Nexeo Solutions LLC, 8.38%, 3/01/18		85	80,750
Nufarm Australia Ltd., 6.38%, 10/15/19 (e)		100	103,500
PolyOne Corp., 7.38%, 9/15/20		100	108,500
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		170	173,825
TPC Group LLC, 8.25%, 10/01/17		155	172,050
Tronox Finance LLC, 6.38%, 8/15/20 (e)		835	822,475

			4,399,218

Commercial Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18		240	254,700
6.63%, 4/01/18 (e)		175	196,000
5.50%, 2/15/19 (e)		240	255,600
5.00%, 8/15/22		210	220,178

			926,478

Commercial Services & Supplies — 2.0%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (e)		122	127,490
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(e)		190	194,752
Aviation Capital Group Corp., 6.75%, 4/06/21 (e)		230	238,719
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (e)		162	170,488
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (e)		9	9,225
Casella Waste Systems, Inc., 7.75%, 2/15/19		151	145,337
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (e)		270	272,700
Clean Harbors, Inc.:
5.25%, 8/01/20		233	239,407
5.13%, 6/01/21 (d)(e)		95	97,138
Covanta Holding Corp., 6.38%, 10/01/22		280	303,634
HDTFS, Inc. (e):
5.88%, 10/15/20		40	41,300
6.25%, 10/15/22		115	119,169
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (e)		34	35,275
Mobile Mini, Inc., 7.88%, 12/01/20		165	179,231
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
RSC Equipment Rental, Inc., 8.25%, 2/01/21	USD	210	$235,200
West Corp., 8.63%, 10/01/18		65	67,113

			2,476,178

Communications Equipment — 1.4%
Avaya, Inc., 9.75%, 11/01/15		310	245,675
Frontier Communications Corp., 6.25%, 1/15/13		400	402,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		430	469,775
10.13%, 7/01/20		560	627,200

			1,744,650

Computers & Peripherals — 0.3%
EMC Corp., Series B, 1.75%, 12/01/13 (g)		60	94,200
NCR Corp., 5.00%, 7/15/22 (e)		120	121,500
SanDisk Corp., 1.50%, 8/15/17 (g)		130	144,625

			360,325

Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (e)		90	89,100
H&E Equipment Services, Inc., 7.00%, 9/01/22 (e)		145	152,975

			242,075

Construction Materials — 2.1%
Cemex Finance LLC, 9.38%, 10/12/22 (e)		275	296,312
HD Supply, Inc. (e):
8.13%, 4/15/19		680	766,700
11.00%, 4/15/20		655	756,525
11.50%, 7/15/20		790	863,075

			2,682,612

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17		220	240,350
Ford Motor Credit Co. LLC, 12.00%, 5/15/15		330	405,075

			645,425

Containers & Packaging — 1.4%
Ardagh Packaging Finance Plc (e):
7.38%, 10/15/17	EUR	285	395,862
9.13%, 10/15/20	USD	200	215,000
9.13%, 10/15/20		200	216,000
Berry Plastics Corp.:
4.26%, 9/15/14 (h)		135	135,000
8.25%, 11/15/15		55	57,475
9.75%, 1/15/21		85	96,687
GCL Holdings SCA, 9.38%, 4/15/18 (e)	EUR	120	165,235

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 2

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Containers & Packaging (concluded)
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	175	$193,375
OI European Group BV, 6.88%, 3/31/17	EUR	100	134,932
Tekni-Plex, Inc., 9.75%, 6/01/19 (e)	USD	80	86,400

			1,695,966

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (e)		605	624,663

Diversified Consumer Services — 0.9%
313 Group, Inc. (e):
6.38%, 12/01/19		272	267,920
8.75%, 12/01/20		261	256,432
Laureate Education, Inc., 9.25%, 9/01/19 (e)		550	561,000
ServiceMaster Co., 8.00%, 2/15/20		85	86,488

			1,171,840

Diversified Financial Services — 4.6%
Aircastle Ltd.:
6.75%, 4/15/17		200	211,500
6.25%, 12/01/19 (e)		140	142,100
Ally Financial, Inc.:
7.50%, 12/31/13		90	95,287
8.00%, 11/01/31		1,172	1,488,440
Boparan Holdings Ltd. (e):
9.75%, 4/30/18	EUR	100	144,361
9.88%, 4/30/18	GBP	100	177,839
Citigroup, Inc., 5.95% (h)(i)	USD	110	111,925
CNG Holdings, Inc., 9.38%, 5/15/20 (e)		180	183,150
DPL, Inc., 7.25%, 10/15/21		530	559,150
General Motors Financial Co., Inc., 6.75%, 6/01/18		140	157,828
Leucadia National Corp., 8.13%, 9/15/15		378	427,140
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	71	95,571
7.13%, 4/15/19	USD	115	124,200
9.00%, 4/15/19		100	103,000
7.88%, 8/15/19		150	165,000
9.88%, 8/15/19		175	185,500
5.75%, 10/15/20 (e)		985	1,007,162
WMG Acquisition Corp.:
11.50%, 10/01/18		190	214,700
6.00%, 1/15/21 (e)		154	157,850

			5,751,703

Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		240	240,000
		Par (000)	Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (e)	USD	205	$210,637
Consolidated Communications Finance Co., 10.88%, 6/01/20 (e)		150	161,250
ITC Deltacom, Inc., 10.50%, 4/01/16		126	134,820
Level 3 Communications, Inc.:
6.50%, 10/01/16 (g)		125	159,141
8.88%, 6/01/19 (e)		145	152,250
Level 3 Financing, Inc.:
8.13%, 7/01/19		813	869,910
7.00%, 6/01/20 (e)		192	195,360
8.63%, 7/15/20		385	418,687
tw telecom holdings, Inc., 5.38%, 10/01/22 (e)		130	134,550
Windstream Corp.:
8.13%, 8/01/13		112	116,480
7.88%, 11/01/17		163	180,523

			2,973,608

Electric Utilities — 0.5%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		130	142,338
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	459,588

			601,926

Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 9/01/22 (e)	USD	160	162,000
General Cable Corp., 5.75%, 10/01/22 (e)		270	275,400

			437,400

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		105	123,375

Energy Equipment & Services — 4.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		65	69,388
Calfrac Holdings LP, 7.50%, 12/01/20 (e)		185	181,300
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		170	176,800
6.50%, 6/01/21		595	624,750
Forbes Energy Services Ltd., 9.00%, 6/15/19		165	148,912
FTS International Services LLC/FTS International Services, Inc., 8.13%, 11/15/18 (e)		578	595,340
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (e)		70	71,400

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20	USD	140	$143,500
Key Energy Services, Inc., 6.75%, 3/01/21		205	205,512
MEG Energy Corp. (e):
6.50%, 3/15/21		545	568,844
6.38%, 1/30/23		200	207,500
Oil States International, Inc., 6.50%, 6/01/19		140	148,750
Peabody Energy Corp.:
6.25%, 11/15/21		640	664,000
7.88%, 11/01/26		170	182,750
Precision Drilling Corp.:
6.63%, 11/15/20		35	36,925
6.50%, 12/15/21		135	141,075
Seadrill Ltd., 5.63%, 9/15/17 (e)		805	805,000

			4,971,746

Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20		165	168,300

Food Products — 0.4%
Del Monte Corp., 7.63%, 2/15/19		27	27,743
Post Holdings, Inc., 7.38%, 2/15/22 (e)		255	272,531
Smithfield Foods, Inc., 6.63%, 8/15/22		205	217,300

			517,574

Health Care Equipment & Supplies — 2.6%
Biomet, Inc. (e):
6.50%, 8/01/20		669	699,105
6.50%, 10/01/20		1,002	991,980
DJO Finance LLC:
8.75%, 3/15/18 (e)		168	183,120
7.75%, 4/15/18		50	46,625
9.88%, 4/15/18 (e)		180	180,450
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (e)		48	53,880
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (e)		505	582,012
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (e)		145	136,300
Spectrum Brands Escrow Corp. (e):
6.38%, 11/15/20		167	173,263
6.63%, 11/15/22		110	115,225
Teleflex, Inc., 6.88%, 6/01/19		130	140,075

			3,302,035

Health Care Providers & Services — 8.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		255	267,750
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		395	415,737
7.13%, 7/15/20		202	213,615
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (e)	EUR	200	$280,919
Crown Newco 3 Plc, 7.00%, 2/15/18 (e)	GBP	200	336,452
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	393	410,685
HCA, Inc.:
8.50%, 4/15/19		60	67,350
6.50%, 2/15/20		1,010	1,133,725
7.88%, 2/15/20		40	44,950
7.25%, 9/15/20		1,400	1,561,000
4.75%, 5/01/23		320	323,200
Hologic, Inc., 6.25%, 8/01/20 (e)		703	746,937
IASIS Healthcare LLC, 8.38%, 5/15/19		683	645,435
INC Research LLC, 11.50%, 7/15/19 (e)		185	186,850
Omnicare, Inc., 7.75%, 6/01/20		450	497,812
PSS World Medical, Inc., 6.38%, 3/01/22		65	76,375
Symbion, Inc., 8.00%, 6/15/16		155	159,650
Tenet Healthcare Corp.:
10.00%, 5/01/18		352	401,280
6.25%, 11/01/18		150	165,000
8.88%, 7/01/19		1,260	1,411,200
6.75%, 2/01/20 (e)		230	233,163
4.75%, 6/01/20 (e)		333	335,498
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (e)		205	211,150

			10,125,733

Health Care Technology — 1.1%
IMS Health, Inc. (e):
12.50%, 3/01/18		1,125	1,330,312
6.00%, 11/01/20		63	65,048

			1,395,360

Hotels, Restaurants & Leisure — 3.7%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		565	607,022
10.00%, 12/15/18		991	631,762
Caesars Operating Escrow LLC (e):
8.50%, 2/15/20		135	132,300
9.00%, 2/15/20		839	839,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (e)		200	209,000
Diamond Resorts Corp., 12.00%, 8/15/18		550	594,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (e)		60	57,900
MGM Resorts International:
10.38%, 5/15/14		95	106,163
11.13%, 11/15/17		790	867,025
MTR Gaming Group, Inc., 11.50%, 8/01/19 (c)		65	68,591

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 4

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
5.04%, 9/01/14 (h)	USD	85	$59,925
9.88%, 9/01/14		20	15,700
9.00%, 3/01/16		60	42,300
6.36%, 12/01/16 (c)(e)(h)		194	143,727
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(b)		215	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		270	286,200

			4,660,615

Household Durables — 2.5%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (e)		15	15,975
Jarden Corp., 7.50%, 1/15/20	EUR	140	198,464
K. Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (g)	USD	65	74,276
7.25%, 10/15/20 (e)		415	445,087
Libbey Glass, Inc., 6.88%, 5/15/20 (e)		270	288,900
PH Holding LLC, 9.75%, 12/31/17		150	147,000
Pulte Group, Inc., 6.38%, 5/15/33		85	83,300
The Ryland Group, Inc., 6.63%, 5/01/20		160	178,000
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,090,250
8.38%, 1/15/21		440	503,800
William Lyon Homes, Inc., 8.50%, 11/15/20 (e)		130	131,950

			3,157,002

Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (e)	EUR	100	136,558
Spectrum Brands, Inc.:
9.50%, 6/15/18	USD	430	489,662
6.75%, 3/15/20 (e)		43	44,828

			671,048

Independent Power Producers & Energy Traders — 3.5%
The AES Corp., 7.38%, 7/01/21		125	138,438
Calpine Corp. (e):
7.25%, 10/15/17		72	77,040
7.50%, 2/15/21		40	44,200
7.88%, 1/15/23		180	200,700
Energy Future Holdings Corp., 10.00%, 1/15/20		670	711,875
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (e)		330	338,250
10.00%, 12/01/20		1,291	1,439,465
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		107	116,648
Series C, 9.68%, 7/02/26		135	144,450
Laredo Petroleum, Inc.:
9.50%, 2/15/19		340	380,800
		Par (000)	Value
Corporate Bonds

Independent Power Producers & Energy Traders (concluded)
Laredo Petroleum, Inc. (concluded):
7.38%, 5/01/22	USD	165	$178,612
NRG Energy, Inc., 6.63%, 3/15/23 (e)		285	294,975
QEP Resources, Inc.:
5.38%, 10/01/22		148	156,140
5.25%, 5/01/23		115	120,750

			4,342,343

Industrial Conglomerates — 2.3%
Sequa Corp. (e):
11.75%, 12/01/15		1,060	1,097,100
13.50%, 12/01/15		1,770	1,840,323

			2,937,423

Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (e)		800	825,500
CNO Financial Group, Inc., 6.38%, 10/01/20 (e)		98	102,410
Genworth Financial, Inc., 7.63%, 9/24/21		190	205,241
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (e)		120	111,900

			1,245,051

IT Services — 2.8%
Ceridian Corp., 8.88%, 7/15/19 (e)		650	695,500
Epicor Software Corp., 8.63%, 5/01/19		230	239,775
First Data Corp.:
7.38%, 6/15/19 (e)		700	719,250
6.75%, 11/01/20 (e)		645	649,837
8.25%, 1/15/21 (e)		106	105,735
12.63%, 1/15/21		493	518,882
SunGard Data Systems, Inc.:
7.38%, 11/15/18		250	266,563
6.63%, 11/01/19 (e)		350	357,000

			3,552,542

Machinery — 1.6%
The Manitowoc Co., Inc., 5.88%, 10/15/22		205	205,000
SPX Corp., 6.88%, 9/01/17		80	89,600
Terex Corp., 6.00%, 5/15/21		230	238,625
UR Merger Sub Corp.:
5.75%, 7/15/18 (e)		114	122,835
7.38%, 5/15/20 (e)		195	213,038
7.63%, 4/15/22 (e)		957	1,059,877
6.13%, 6/15/23		85	87,338

			2,016,313

Media — 10.6%
Affinion Group, Inc., 7.88%, 12/15/18		365	292,000

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (continued)
AMC Networks, Inc., 7.75%, 7/15/21	USD	100	$113,500
Cablevision Systems Corp., 5.88%, 9/15/22		220	215,600
CCO Holdings LLC:
6.50%, 4/30/21		343	370,011
5.25%, 9/30/22		530	533,975
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (e)		575	477,250
Checkout Holding Corp., 13.99%, 11/15/15 (e)(f)		310	207,700
Cinemark USA, Inc., 8.63%, 6/15/19		120	132,600
Clear Channel Communications, Inc., 9.00%, 12/15/19 (e)		410	371,562
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (e)		271	269,645
6.50%, 11/15/22 (e)		732	735,660
Series B, 7.63%, 3/15/20		500	490,000
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		328	327,580
Loan Close 3, 4.00%, 8/15/18		375	374,518
Shares Loan, 12.00%, 8/15/18		386	386,260
DISH DBS Corp., 5.88%, 7/15/22		450	482,062
Harron Communications LP, 9.13%, 4/01/20 (e)		140	152,250
Intelsat Jackson Holdings SA (e):
7.25%, 10/15/20		315	335,475
6.63%, 12/15/22		93	93,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		270	286,200
11.50%, 2/04/17 (c)		545	578,381
Interactive Data Corp., 10.25%, 8/01/18		615	688,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	170,306
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (e)	EUR	155	217,029
Lamar Media Corp., 5.88%, 2/01/22	USD	65	69,144
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (e)		335	361,800
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (e)		261	288,405
Nielsen Finance LLC:
11.63%, 2/01/14		72	80,190
7.75%, 10/15/18		684	762,660
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (e)	GBP	100	164,621
ProQuest LLC, 9.00%, 10/15/18 (e)	USD	230	211,600
		Par (000)	Value
Corporate Bonds

Media (concluded)
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(e)(g)	USD	1,427	$714
Truven Health Analytics, Inc., 10.63%, 6/01/20 (e)		220	235,400
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	145,350
9.63%, 12/01/19 (e)		245	356,106
9.50%, 3/15/21		190	282,960
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (e)	USD	387	419,895
7.50%, 3/15/19	EUR	304	433,461
Univision Communications, Inc., 6.75%, 9/15/22 (e)	USD	55	55,550
UPC Holding BV, 9.88%, 4/15/18 (e)		200	223,750
UPCB Finance II Ltd., 6.38%, 7/01/20 (e)	EUR	371	503,011
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)	USD	130	133,250
Ziggo Bond Co. BV, 8.00%, 5/15/18 (e)	EUR	175	250,470

			13,279,701

Metals & Mining — 3.8%
ArcelorMittal:
9.50%, 2/15/15	USD	125	139,232
4.25%, 8/05/15		215	217,194
4.25%, 3/01/16		50	50,218
FMG Resources August 2006 Property Ltd. (e):
7.00%, 11/01/15		90	91,800
6.38%, 2/01/16		195	196,261
6.88%, 4/01/22		35	34,125
Global Brass and Copper, Inc., 9.50%, 6/01/19 (e)		130	139,750
GoldCorp, Inc., 2.00%, 8/01/14 (g)		460	520,662
Kaiser Aluminum Corp., 8.25%, 6/01/20		100	109,500
New Gold, Inc., 7.00%, 4/15/20 (e)		65	69,063
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)		670	810,281
Novelis, Inc., 8.75%, 12/15/20		1,525	1,708,000
Steel Dynamics, Inc., 6.38%, 8/15/22 (e)		105	109,725
Taseko Mines Ltd., 7.75%, 4/15/19		190	180,500
Vedanta Resources Plc, 8.25%, 6/07/21 (e)		200	216,000
Walter Energy, Inc., 9.88%, 12/15/20 (e)		115	119,600

			4,711,911

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 6

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Multiline Retail — 0.5%
Dollar General Corp., 4.13%, 7/15/17	USD	351	$368,550
Dufry Finance SCA, 5.50%, 10/15/20 (e)		200	205,500

			574,050

Oil, Gas & Consumable Fuels — 9.9%
Access Midstream Partners LP, 6.13%, 7/15/22		120	127,200
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (g)		352	332,860
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (e)		100	106,000
Berry Petroleum Co., 6.38%, 9/15/22		180	185,400
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (e)		115	118,163
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		107	108,605
CCS, Inc., 11.00%, 11/15/15 (e)		250	253,125
Chaparral Energy, Inc., 7.63%, 11/15/22		95	97,613
Chesapeake Energy Corp.:
7.25%, 12/15/18		5	5,375
6.63%, 8/15/20		80	83,800
6.88%, 11/15/20		80	84,400
6.13%, 2/15/21		265	268,312
Concho Resources, Inc.:
7.00%, 1/15/21		75	82,688
6.50%, 1/15/22		50	54,500
5.50%, 10/01/22		210	216,825
Continental Resources, Inc., 7.13%, 4/01/21		170	191,675
Copano Energy LLC, 7.13%, 4/01/21		110	115,913
Crosstex Energy LP, 7.13%, 6/01/22 (e)		65	66,300
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (e)		165	162,525
Denbury Resources, Inc., 8.25%, 2/15/20		508	574,040
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		250	281,875
7.75%, 6/15/19		405	435,375
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		155	167,787
7.75%, 9/01/22		95	98,563
EV Energy Partners LP, 8.00%, 4/15/19		70	73,500
Halcon Resources Corp., 8.88%, 5/15/21 (e)		100	103,500
Hilcorp Energy I LP, 7.63%, 4/15/21 (e)		124	134,230
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	USD	155	$168,950
Linn Energy LLC:
6.50%, 5/15/19		45	45,675
6.25%, 11/01/19 (e)		560	562,100
8.63%, 4/15/20		100	109,250
7.75%, 2/01/21		95	100,225
MarkWest Energy Partners LP, 5.50%, 2/15/23		100	105,250
Newfield Exploration Co., 6.88%, 2/01/20		350	376,687
Northern Oil and Gas, Inc., 8.00%, 6/01/20		140	144,200
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	127,800
6.50%, 11/01/21		135	142,087
Offshore Group Investments Ltd., 11.50%, 8/01/15		332	365,200
OGX Petroleo e Gas Participacoes SA (e):
8.50%, 6/01/18		305	265,350
8.38%, 4/01/22		305	248,575
PBF Holding Co. LLC, 8.25%, 2/15/20 (e)		135	141,750
PDC Energy, Inc., 7.75%, 10/15/22 (e)		90	90,900
PetroBakken Energy Ltd., 8.63%, 2/01/20 (e)		535	535,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e)		265	278,250
Plains Exploration & Production Co., 6.88%, 2/15/23		505	520,150
Range Resources Corp.:
8.00%, 5/15/19		170	187,000
5.75%, 6/01/21		445	472,812
5.00%, 8/15/22		193	201,202
Regency Energy Partners LP, 5.50%, 4/15/23		165	173,250
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		665	718,200
6.50%, 11/01/20 (e)		140	140,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		415	432,637
8.13%, 10/15/22		110	117,700
7.50%, 2/15/23		245	254,800
SESI LLC:
6.38%, 5/01/19		145	154,425
7.13%, 12/15/21		105	116,813
SM Energy Co.:
6.63%, 2/15/19		60	63,450
6.50%, 11/15/21		115	121,325
6.50%, 1/01/23		170	179,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (e)		68	70,720

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Vanguard Natural Resources, 7.88%, 4/01/20	USD	120	$122,700

			12,383,932

Paper & Forest Products — 1.3%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (e)		155	159,650
Boise Paper Holdings LLC:
9.00%, 11/01/17		25	27,250
8.00%, 4/01/20		50	54,375
Clearwater Paper Corp.:
10.63%, 6/15/16		185	203,037
7.13%, 11/01/18		270	292,950
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (e)		155	162,363
NewPage Corp., 11.38%, 12/31/14 (a)(b)		995	477,600
Sappi Papier Holding GmbH (e):
8.38%, 6/15/19		200	212,000
6.63%, 4/15/21		65	62,400

			1,651,625

Pharmaceuticals — 0.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)	EUR	100	146,962
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (e)	USD	75	84,375
Valeant Pharmaceuticals International (e):
6.50%, 7/15/16		260	274,300
6.88%, 12/01/18		120	129,750
6.38%, 10/15/20		180	191,250
6.75%, 8/15/21		150	160,875

			987,512

Professional Services — 0.0%
FTI Consulting, Inc., 6.75%, 10/01/20		20	21,250

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19		463	487,308
The Rouse Co. LP, 6.75%, 11/09/15		240	252,300

			739,608

Real Estate Management & Development — 2.3%
CBRE Services, Inc., 6.63%, 10/15/20		160	174,800
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (e)		310	322,400
Mattamy Group Corp., 6.50%, 11/15/20 (e)		120	120,000
		Par (000)	Value
Corporate Bonds

Real Estate Management & Development (concluded)
Realogy Corp.:
11.50%, 4/15/17	USD	175	$189,437
12.00%, 4/15/17		45	48,600
7.88%, 2/15/19 (e)		905	959,300
7.63%, 1/15/20 (e)		220	245,300
9.00%, 1/15/20 (e)		145	160,950
Shea Homes LP, 8.63%, 5/15/19		565	621,500

			2,842,287

Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		360	394,200
6.75%, 4/15/19 (e)		130	140,400
7.38%, 1/15/21		450	489,375

			1,023,975

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (e)(g)		112	103,460
Spansion LLC, 7.88%, 11/15/17		260	261,300

			364,760

Software — 1.0%
Infor US, Inc., 9.38%, 4/01/19		730	813,950
Nuance Communications, Inc., 5.38%, 8/15/20 (e)		225	231,750
Sophia LP, 9.75%, 1/15/19 (e)		198	210,870

			1,256,570

Specialty Retail — 2.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	183,563
House of Fraser Funding Plc, 8.88%, 8/15/18 (e)	GBP	129	208,744
Limited Brands, Inc.:
8.50%, 6/15/19	USD	70	85,400
5.63%, 2/15/22		70	75,600
Michaels Stores, Inc., 7.75%, 11/01/18 (e)		103	111,626
Party City Holdings, Inc., 8.88%, 8/01/20 (e)		450	477,000
Penske Automotive Group, Inc., 5.75%, 10/01/22 (e)		240	244,200
QVC, Inc. (e):
7.13%, 4/15/17		105	110,535
7.50%, 10/01/19		285	313,882
7.38%, 10/15/20		130	144,117
5.13%, 7/02/22		189	200,274
Sally Holdings LLC:
6.88%, 11/15/19		245	272,563
5.75%, 6/01/22		223	241,398
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (e)		240	241,500
Sonic Automotive, Inc., 9.00%, 3/15/18		175	192,281

			3,102,683

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 8

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	USD	195	$204,506

Trading Companies & Distributors — 0.8%
Air Lease Corp., 4.50%, 1/15/16 (e)		260	261,950
Ashtead Capital, Inc., 6.50%, 7/15/22 (e)		215	228,975
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 (e):
6.50%, 5/30/21		250	255,550
5.13%, 11/30/24		260	269,750

			1,016,225

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (e)		198	209,880

Wireless Telecommunication Services — 3.9%
Cricket Communications, Inc.:
7.75%, 5/15/16		250	264,375
7.75%, 10/15/20		95	98,088
Crown Castle International Corp., 5.25%, 1/15/23 (e)		280	292,600
Digicel Group Ltd. (e):
8.25%, 9/01/17		565	605,962
8.25%, 9/30/20		545	579,062
MetroPCS Wireless, Inc., 6.63%, 11/15/20		350	370,125
NII Capital Corp., 7.63%, 4/01/21		152	104,880
Phones4u Finance Plc, 9.50%, 4/01/18 (e)	GBP	130	214,528
Sprint Capital Corp., 6.88%, 11/15/28	USD	798	821,940
Sprint Nextel Corp. (e):
9.00%, 11/15/18		1,130	1,392,725
7.00%, 3/01/20		90	104,175

			4,848,460

Total Corporate Bonds – 101.5%			127,195,033

Floating Rate Loan Interests (h)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		212	213,014

Auto Components — 0.5%
Federal-Mogul Corp., Term Loan B, 2.15%, 12/29/14		496	460,479
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		225	227,743

			688,222

		Par (000)	Value
Floating Rate Loan Interests (h)

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19	USD	185	$185,925

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		411	416,138
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		215	216,075
Second Lien Term Loan, 8.25%, 2/28/19		185	187,775

			819,988

Chemicals — 0.5%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		507	513,235
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		168	160,519

			673,754

Commercial Services & Supplies — 0.6%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		195	197,047
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		200	202,227
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		325	328,455

			727,729

Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14		114	107,471
Zayo Group LLC, Term Loan B, 7.13%, 7/02/19		809	813,641

			921,112

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		494	506,571

Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,772	1,750,293

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		65	63,924

Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		555	555,233
DIP Term Loan A2, 6.75%, 11/18/13		80	80,400

			635,633

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Diversified Telecommunication Services — 0.9%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17	USD	405	$411,836
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		150	150,000
2019 Term Loan B, 5.25%, 8/01/19		120	120,750
Term Loan, 4.75%, 8/01/19		400	402,000

			1,084,586

Energy Equipment & Services — 1.8%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		779	804,305
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,258	1,309,304
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		119	119,001

			2,232,610

Food & Staples Retailing — 0.0%
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		35	33,974

Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		95	95,879

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		174	176,643
Hupah Finance, Inc., Term Loan B, 7.25%, 1/21/19		348	351,297
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		125	125,623

			653,563

Health Care Providers & Services — 0.6%
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		85	81,813
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		214	206,998
Term Loan A, 8.50%, 3/02/15		159	156,281
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		307	289,232

			734,324

Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		96	85,951
		Par (000)	Value
Floating Rate Loan Interests (h)

Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc. (concluded):
Incremental Term Loan B4, 9.50%, 10/31/16	USD	158	$161,397
Term Loan B1, 3.21%, 1/28/15		225	217,969
Term Loan B2, 3.21%, 1/28/15		180	174,375
Term Loan B3, 3.22%-3.42%, 1/28/15		35	33,906
Harrah's Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		1,330	1,116,641
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/24/20		225	225,000
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		11	10,561
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		455	456,138
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		89	26,830
Extended Tranche B Term Loan, 13.81%, 12/01/16		294	22,042

			2,530,810

Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		84	83,959
Term Loan, 3.61%, 12/03/14		55	54,611

			138,570

IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		355	337,783

Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		291	290,896

Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		263	265,096

Media — 3.9%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		20	18,191
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		139	105,783
Tranche 1 Incremental, 7.50%, 7/03/14		718	580,784
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		124	124,309
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		579	469,676

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 10

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Media (concluded)
Clear Channel Communications, Inc. (concluded):
Term Loan C, 3.86%, 1/29/16	USD	191	$151,303
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		195	196,360
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		180	180,245
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		2,755	2,761,474
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		185	185,501
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		120	117,051

			4,890,677

Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		190	189,525
FMG Resources August 2006 Property Ltd., Term Loan, 5.25%, 10/18/17		940	942,350

			1,131,875

Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		625	614,062
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		434	433,572
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		100	100,625
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		430	423,550

			1,571,809

Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		300	299,814
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (c)		563	281,254

			581,068

Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		139	140,822

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/06/19		165	164,546

Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		349	349,165

		Par (000)	Value
Floating Rate Loan Interests (h)

Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16	USD	32	$32,033
Extended Term Loan, 4.46%, 10/10/16		245	244,865
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		80	79,000

			355,898

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.59%, 9/29/17		130	129,675

Software — 0.4%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		544	548,666

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		507	497,301

Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15		831	847,258
Term Loan B, 6.25%, 7/11/16 (c)		619	635,766

			1,483,024

Total Floating Rate Loan Interests – 21.9%			27,428,782

Preferred Securities

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)		390	262,275

		Shares
Preferred Stocks

Auto Components — 0.6%
Dana Holding Corp., 4.00% (e)(g)		6,200	749,812

Diversified Financial Services — 1.2%
Ally Financial, Inc., 7.00% (e)		1,620	1,577,272

Media — 0.1%
Emmis Communications Corp., Series A, 6.25%		10,300	95,378

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 11

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	4,171	$83,337

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(h)	10,000	27,000
Freddie Mac, Series Z, 8.38% (a)(h)	31,930	51,727

		78,727

Total Preferred Stocks – 2.1%		2,584,526

Trust Preferreds

Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)	51,540	1,337,383

Total Preferred Securities – 3.4%		4,184,184

Warrants (j)

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	167	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	513	—

		—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $156,746,708) – 128.2%	160,578,753

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)	2,393,672	2,393,672

Total Short-Term Securities (Cost – $2,393,672) – 1.9%		2,393,672

		Value

Total Investments (Cost - $159,140,380*) – 130.1%		$162,972,425
Liabilities in Excess of Other Assets – (30.1)%		(37,684,520)

Net Assets – 100.0%		$125,287,905

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes was as follows:

Tax cost	$159,222,291
Gross unrealized appreciation	$7,743,950
Gross unrealized depreciation	(3,993,816)

Net unrealized appreciation	$3,750,134

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs Group, Inc.	$97,138	$2,138
Citigroup Inc.	$250,000	$—

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Convertible security.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 12

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,393,672	2,393,672	$248

(l)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
S&P	Standard and Poor's
TBA	To Be Announced
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of November 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

9	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	$ 636,480	$(8,174)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

GBP	13,000	USD	20,762	Citigroup, Inc.	1/16/13	$64
USD	313,269	GBP	195,000	Royal Bank of Scotland Group Plc	1/16/13	876
USD	787,320	GBP	490,000	UBS AG	1/16/13	2,332
EUR	7,000	USD	8,962	Citigroup, Inc.	1/23/13	146
EUR	131,000	USD	167,753	Citigroup, Inc.	1/23/13	2,706
EUR	100,000	USD	129,820	UBS AG	1/23/13	301
USD	5,204,955	EUR	3,969,000	UBS AG	1/23/13	40,438

Total						$46,863

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 13

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

•	Credit default swaps on single name issues - buy protection outstanding as of November 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

K. Hovnanian Enterprises Inc.	5.00%	Credit Suisse Group AG	9/20/17	USD	42	$(238)
K. Hovnanian Enterprises Inc.	5.00%	Deutsche Bank AG	9/20/17	USD	18	(81)

Total						$(319)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	—	$515,383	$1,255,371	$1,770,754
Corporate Bonds	—	125,178,670	2,016,363	127,195,033
Floating Rate Loan Interests	—	22,276,487	5,152,295	27,428,782
Preferred Securities	$1,594,825	2,589,359	—	4,184,184
Short-Term Securities	2,393,672	—	—	2,393,672
Total	$3,988,497	$150,559,899	$8,424,029	$162,972,425

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$46,863	—	$46,863
Liabilities:
Credit Contracts	—	(319)	—	(319)
Interest rate contracts	$(8,174)	—	—	(8,174)
Total	$(8,174)	$46,544	—	$38,370

[1]	Derivative financial instruments are swaps, financial futures contracts, and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 14

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	38,000	—	—	$38,000
Foreign currency at value	928	—	—	928
Liabilities:
Loans payable	—	$(40,000,000)	—	(40,000,000)
Total	$38,928	$(40,000,000)	—	$(39,961,072)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$663,716	$1,655,876	$4,877,951	$7,197,543
Transfers into Level 3[1]	230,515	—	1,241,748	1,472,263
Transfers out of Level 3[1]	—	—	(712,877)	(712,877)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	47,358	47,358
Net change in unrealized appreciation/depreciation[2]	139,733	(70,013)	(36,103)	33,617
Purchases	221,407	449,750	607,282	1,278,439
Sales	—	(19,250)	(873,064)	(892,314)
Closing Balance, as of November 30, 2012	$1,255,371	$2,016,363	$5,152,295	$8,424,029

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,472,263 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $69,202.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 15

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $4,843,657.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$ 1,067,190	Market Comparable Companies	EBITDA Multiple	6.7x	6.7x
			Forward EBITDA Multiple	5.4x	5.4x
		Restructure Terms[3]	N/A	—	—
Corporate Bonds	1,868,649	Market Comparable Companies	Yield	9.67% - 12.1%	9.13%
			EBITDA Multiple	6.0x	6.0x
		Restructure Terms[3]	N/A	—	—
Floating Rate Loan Interests	644,533	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A4	—	—
Total	$ 3,580,372

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Illiquidity Discount	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]	Investment is valued based on the company’s financial restructure plan.

[4]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

BLACKROCK HIGH INCOME SHARES	NOVEMBER 30,2012 16

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Income Shares

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Income Shares

Date: January 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock High Income Shares

Date: January 23, 2013